VANECK GREEN METALS ETF

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Australia: 16.4%
Allkem Ltd. *	50,876	$408,365
Glencore Plc (GBP)	360,132	2,077,066
IGO Ltd.	35,995	309,262
Iluka Resources Ltd.	20,969	149,945
Lynas Rare Earths Ltd. *	68,371	291,615
OZ Minerals Ltd.	25,311	477,602
Pilbara Minerals Ltd.	193,396	515,512
		4,229,367
Canada: 7.7%
Hudbay Minerals, Inc. (USD)	13,344	70,056
Ivanhoe Mines Ltd. *	38,228	344,895
Lithium Americas Corp. (USD) * †	8,825	192,032
Teck Resources Ltd. (USD) †	36,093	1,317,395
		1,924,378
Chile: 1.3%
Lundin Mining Corp. (CAD)	48,428	328,495
China: 26.1%
Beijing Easpring Material Technology Co. Ltd.	28,800	241,973
Chengxin Lithium Group Co. Ltd.	64,200	322,686
China Northern Rare Earth Group High-Tech Co. Ltd.	177,968	676,635
China Rare Earth Resources And Technology Co. Ltd. *	50,000	245,918
Ganfeng Lithium Group Co. Ltd.	93,120	902,724
GEM Co. Ltd.	374,900	408,326
Inner Mongolia Xingye Mining Co. Ltd. *	84,200	98,869
Jiangxi Copper Co. Ltd.	74,003	213,153
MMG Ltd. (HKD) *	236,000	69,219
Nanjing Hanrui Cobalt Co. Ltd.	18,700	115,365
Ningbo Shanshan Co. Ltd.	109,500	275,139
Shenghe Resources Holding Co. Ltd.	110,100	227,090
Tianqi Lithium Corp. *	90,300	994,771
Tongling Nonferrous Metals Group Co. Ltd.	562,900	263,675
Western Mining Co. Ltd.	141,600	260,892
Youngy Co. Ltd. *	16,700	184,583
Yunnan Copper Co. Ltd.	105,400	197,686
Yunnan Tin Co. Ltd.	79,600	171,965
Zhejiang Huayou Cobalt Co. Ltd.	96,430	773,196
		6,643,865
Germany: 1.0%
Aurubis AG	2,671	247,893
Japan: 3.2%
Mitsubishi Materials Corp.	7,700	125,261
Sumitomo Metal Mining Co. Ltd.	18,000	687,120
		812,381
	Number of Shares	Value
Liechtenstein: 2.5%
Antofagasta Plc (GBP)	32,635	$640,714
Mexico: 7.1%
Grupo Mexico SAB de CV	264,300	1,249,043
Southern Copper Corp. (USD)	7,218	550,373
		1,799,416
Poland: 1.1%
KGHM Polska Miedz SA	9,676	275,366
Russia: 0.0%
MMC Norilsk Nickel PJSC ∞	4,405	0
MMC Norilsk Nickel PJSC (ADR) *∞	2	0
		0
South Africa: 11.9%
Anglo American Platinum Ltd. †	4,729	254,755
Anglo American Plc (GBP)	53,259	1,775,567
Impala Platinum Holdings Ltd.	56,455	521,461
Northam Platinum Holdings Ltd. *	15,486	126,349
Sibanye Stillwater Ltd. (ADR)	46,244	384,750
		3,062,882
Sweden: 2.6%
Boliden AB	16,715	657,234
United States: 15.7%
Albemarle Corp.	6,659	1,471,905
Freeport-McMoRan, Inc.	51,196	2,094,429
Livent Corp. *	10,363	225,084
MP Materials Corp. *	8,141	229,495
		4,020,913
Zambia: 3.3%
First Quantum Minerals Ltd. (CAD)	36,443	836,653
Total Common Stocks (Cost: $29,864,272)		25,479,557

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 6.4%
Money Market Fund: 6.4% (Cost: $1,642,824)
State Street Navigator Securities Lending Government Money Market Portfolio	1,642,824	1,642,824
Total Investments: 106.3% (Cost: $31,507,096)		27,122,381
Liabilities in excess of other assets: (6.3)%		(1,602,981)
NET ASSETS: 100.0%		$25,519,400

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VANECK GREEN METALS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,598,007.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Diversified Metals & Mining	53.5%	$13,631,922
Copper	24.1	6,126,038
Specialty Chemicals	16.5	4,192,309
Precious Metals & Minerals	5.0	1,287,315
Electrical Components & Equipment	0.9	241,973
	100.0%	$25,479,557
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